SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 664	$ 631
Less: Accumulated depreciation		(80)	(32)
Property and equipment, net	$ 428	584	599
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		50	47
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		11	3
Leasehold Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		535	535
Renovations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 68	$ 46